SECURED BORROWING (Schedule of Maturity Profile of Secured Borrowings) (Details) - Dec. 31, 2017 - Secured borrowings [Member] ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Secured borrowings [Line Items]
Within one year	¥ 85,106	$ 13,081
Between two and three years	81,602	12,542
Between three and four years	81,896	12,587
Total	¥ 248,604	$ 38,210